Cover	Feb. 03, 2023
Cover [Abstract]
Entity Registrant Name	Freedom Holdings, Inc. aka Freedom Acquisition Corp.
Entity Central Index Key	0001386044
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 03, 2023
Entity File Number	000-52952
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	56-2560951
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
City Area Code	260
Local Phone Number	490-9990
Entity Address Address Line 1	10524 Independence Ave.
Entity Address City Or Town	Chatsworth
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91311